SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, our unaudited condensed consolidated financial statements do not include all the information and footnotes required by GAAP for complete financial statements. Normal and recurring adjustments considered necessary for a fair statement of the results for the interim periods, in the opinion of the Company’s management, have been included. Operating results for the three and nine months ended March 31, 2023, are not necessarily indicative of the results that may be expected for the year ending June 30, 2023. The accompanying unaudited condensed consolidated financial statements and related footnote disclosures should be read in conjunction with the consolidated financial statements and notes thereto included in our Form 10-K for the year ended June 30, 2022, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 22, 2022 and amended on Form 10-K/A filed with the SEC on October 7, 2022, and March 6, 2023 (as amended, the “2022 Form 10-K”).

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) as of June 30, 2022 and 2021.

Principles of consolidation

Principles of consolidation

These unaudited condensed consolidated financial statements include the accounts of the Company, all wholly owned and majority-owned subsidiaries in which the Company has a controlling voting interest and, when applicable, variable interest entities in which the Company has a controlling financial interest or is the primary beneficiary. Investments in affiliates where the Company does not exert a controlling financial interest are not consolidated.

All significant intercompany transactions and balances have been eliminated upon consolidation.

Principles of consolidation

These consolidated financial statements as of and for the years ended June 30, 2022 and 2021 include the accounts of the Company, all wholly-owned and majority-owned subsidiaries in which the Company has a controlling voting interest and, when applicable, variable interest entities (“VIEs”) in which the Company has a controlling financial interest or is the primary beneficiary. Investments in affiliates where the Company does not exert a controlling financial interest are not consolidated.

All significant intercompany transactions and balances have been eliminated upon consolidation.

Out-of-period Reclassification within Consolidated Statements of Operations and Other Comprehensive Loss

Out-of-period Reclassification within Consolidated Statements of Operations and Other Comprehensive Loss

The Company previously included $123,800 of labor costs in selling and administrative expenses within the condensed consolidated statement of operations and other comprehensive loss for the six-month period ended December 31, 2022. These costs have been reclassified as cost of revenue during the three-month period ended March 31, 2023, as an out of period adjustment. The Company evaluated this inconsistency and the impact to previously issued interim financial statements and concluded that the adjustments and the impact of this classification inconsistency is not material to any previously issued quarterly financial statements. To improve the consistency and comparability of the financial statements, management has recorded an out-of-period adjustment during the three months period ended March 31, 2023. This reclassification adjustment did not have any impact on loss from operations, net income, and earnings per common share.

Equity offering costs

Equity offering costs

The Company complies with the requirements of ASC 340, Other Assets and Deferred Costs, with regards to offering costs. Prior to the completion of an offering, offering costs are capitalized as deferred offering costs on the consolidated balance sheets. The deferred offering costs will be charged to shareholders’ equity upon the completion of the related offering.

Equity offering costs

The Company complies with the requirements of ASC 340 with regards to offering costs. Prior to the completion of an offering, offering costs were capitalized as deferred offering costs on the consolidated balance sheets. The deferred offering costs were charged to shareholders’ equity (deficit) upon the completion of an offering.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could materially differ from those estimates.

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could materially differ from those estimates.

Business combinations

Business combinations

The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of the acquisition. The Company uses the acquisition method of accounting and allocates the purchase price to the identifiable assets and liabilities of the relevant acquired business at their acquisition date fair values. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill. The allocation of the purchase price in a business combination requires the Company to perform valuations with significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue, costs and cash flows, discount rates and selection of comparable companies. The Company engages the assistance of valuation specialists in concluding on fair value measurements in connection with determining fair values of assets acquired and liabilities assumed in a business combination. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations. Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expense in the consolidated statements of operations.

Revenue recognition

Revenue recognition

Revenue from contracts with customers is recognized when, or as, the Company satisfies its performance obligations by delivering the promised goods or service deliverables to the customers. A good or service deliverable is transferred to a customer when, or as, the customer obtains control of that good or service deliverable.

Financial information presented on a consolidated basis accompanied by disaggregated information about revenue and other income by product types for the purpose of allocating resources and evaluating financial performance. Currently, the Company has two products offerings. Accordingly, the Company has determined the following reporting segments (Refer to Note 4, Segment Information):

1)	Commercially available Intelligent Fingerprinting Products (IFPG)
2)	Development Stage Saliva Glucose Biosensor Platform (SGBP)

Revenues are used to evaluate the performance of the Company’s segments, the progress of major initiatives and the allocation of resources. All of the Company’s revenues, are attributable to the IFPG segment during the three and nine months ended March 31, 2023. There were no revenues during the three and nine months ended March 31, 2022.

Revenue from the IFPG segment relates to the sale of readers, cartridges and accessories and is summarized as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022	2021
Sales of goods - cartridges	$252,682	$—	$467,043	$—	$—
Sales of goods - readers	134,366	—	237,554	—	—
Other sales	70,010	—	109,140	—	—
Total revenue	$457,058	$—	$813,737	$—	$—

Other income

The other income mainly comprised of grant income and R&D tax refund.

a) Grant income

On June 30, 2021, the Company executed a definitive grant agreement with the Australian Government to assist with building a manufacturing facility. The grant has a total value of up to $4.7 million upon the achievement of certain milestones until March 28, 2024. Proceeds from the grant will be used primarily to reimburse the Company for costs incurred in the construction of the manufacturing facility.

Accounting for the grant does not fall under ASC 606, Revenue from Contracts with Customers, as the Australian Government will not benefit directly from our manufacturing facility. As there is no authoritative guidance under U.S. GAAP on accounting for grants to for-profit business entities, we applied International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance by analogy when accounting for the Australian Government grant to the Company.

The Australian Government grant proceeds, which will be used to reimburse construction costs incurred, meet the definition of grants related to assets as the primary purpose for the payments is to fund the construction of a capital asset. Under IAS 20, government grants related to assets are presented in the statement of financial position either by setting up the grant as deferred income that is recognized in the statement of operation on a systematic basis over the useful life of the asset or by deducting the grant in arriving at the carrying amount of the asset. Either of these two methods of presentation of grants related to assets in financial statements are regarded as acceptable alternatives under IAS 20. The Company has elected to record the grants received initially as deferred income and deducting the grant proceeds received from the gross costs of the assets or construction in progress (“CIP”) and the deferred grant income liability.

Under IAS 20, government grants are initially recognized when there is reasonable assurance the conditions of the grant will be met, and the grant will be received. As of June 30, 2021, management concluded that there was reasonable assurance the grant conditions will be met, and all milestone payment received. The total grant value of $4.7 million was recognized as both a grant receivable and deferred grant income on the grant effective date. The grant receivable was reduced by $2.1 million for payments received during the year ended June 30, 2022 (no payments were received during the three or nine months ended March 31, 2023). The project has been delayed due to global shortages of semiconductors that are used in manufacturing equipment and global supply chain disruption due to covid in the preceding year. The Company has only completed 4 of the 8 milestones in the grant agreement. As of March 31, 2023, there is uncertainty regarding the potential extension of the grant agreement past its original end of March 28, 2024. Therefore, management concluded that there is no reasonable assurance that the grant receivable recognized will be received.

Accordingly, during the three months ended March 31, 2023, the Company reversed $2.5 million of the grant receivable and corresponding $2.5 million of the deferred income liability in accordance with IAS 20.

After initial recognition, under IAS 20, government grants are recognized in earnings on a systematic basis in a manner that mirrors the manner in which the Company recognizes the underlying costs for which the grant is intended to compensate. Further, IAS 20 permits for recognition in earnings either separately under a general heading such as other income, or as a reduction of the cost of the asset. The Company has elected to recognize government grant income separately within other income for operating expenditures. Similarly, for capital expenditures, the carrying amount of assets purchased or constructed out of the grant funds are presented net by deducting the grant proceeds received from the gross costs of the assets or CIP and deferred grant income liability. A total of $26,576 and $125,128 deferred grant income was recognized within other income during the three and nine months ended March 31, 2023, respectively. Deferred grant income recognized within other income during the three and nine months ended March 31, 2022, was $147,865 and $179,264, respectively.

b) R&D tax refund

The Company measures the R&D grant income and receivable by considering the time spent by employees on eligible R&D activities and R&D costs incurred to external service providers. The R&D tax refund receivable is recognized when it is probable that the amount will be recovered in full through a future claim. A total of $91,104 and $573,497 of R&D tax refund income was recognized in other income during the three and nine months ended March 31, 2023, respectively. R&D tax refund income was $35,206 and $181,598 during the three and nine months ended March 31, 2022, respectively.

Revenue recognition

Revenue from contracts with customers is recognized when, or as, the Company satisfies its performance obligations by delivering the promised goods or service deliverables to the customers. A good or service deliverable is transferred to a customer when, or as, the customer obtains control of that good or service deliverable.

Development and regulatory approval expenses

Development and regulatory approval expenses

Expenditures relating to research and development (“R&D”) are expensed as incurred and recorded in development and regulatory approval in the condensed consolidated statements of operations and Other Comprehensive Loss. R&D expenses include external expenses incurred under arrangements with third parties; salaries and personnel-related costs; license fees to acquire in-process technology and other expenses. The Company recognizes the benefit of refundable R&D tax refunds as a R&D tax refund income when there is reasonable assurance that the amount claimed will be recovered (refer to the R&D tax refund discussion above).

Intellectual property acquired for a particular research and development project and that have no alternative future uses (in other research and development projects or otherwise) are expensed in research and development costs at the time the costs are incurred.

In certain circumstances, the Company may be required to make advance payments to vendors for goods or services that will be received in the future for use in R&D activities. In such circumstances, the non-refundable advance payments are deferred and capitalized, even when there is no alternative future use for the R&D, until the related goods or services are provided. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

Foreign currency translation

Foreign currency translation

Assets and liabilities of foreign subsidiaries are translated from local (functional) currency to reporting currency (U.S. dollar) at the spot rate on the consolidated balance sheets date; income and expenses are translated at the average rate of exchange prevailing during the year. Foreign currency movements resulted in a loss of $77,787 and a gain of $148,251 for the three and nine months ended March 31, 2023, respectively. Foreign currency movements resulted in a gain of $2,793 and a loss of $57,334 for the three and nine months ended March 31, 2022, respectively.

Foreign currency translation

Assets and liabilities of foreign subsidiaries are translated from local (functional) currency to reporting currency (U.S. dollar) at the rate of exchange in effect on the consolidated balance sheets date; income and expenses are translated at the average rate of exchange prevailing during the year. The functional currency of GBS is the United States dollar. Foreign currency movements resulted a loss of $126,875 and $297,309 for the years ended June 30, 2022 and 2021, respectively.

Income taxes

Income taxes

In accordance with the provisions of FASB ASC 740, Income Taxes, tax positions initially need to be recognized in the consolidated financial statements when it is more likely than not that the positions will be sustained upon examination by taxing authorities. It also provides guidance for de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

As of March 31, 2023, the Company had no uncertain tax positions that qualified for either recognition or disclosure in the consolidated financial statements. Additionally, the Company had no interest and penalties related to income taxes.

Income taxes

In accordance with the provisions of FASB ASC 740, Income Taxes, tax positions initially need to be recognized in the consolidated financial statements when it is more likely than not that the positions will be sustained upon examination by taxing authorities. It also provides guidance for de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

As of June 30, 2022, and 2021, the Company had no uncertain tax positions that qualified for either recognition or disclosure in the consolidated financial statements. Additionally, the Company had no interest and penalties related to income taxes.

The Company accounts for current and deferred income taxes and, when appropriate, deferred tax assets and liabilities are recorded with respect to temporary differences in the accounting treatment of items for financial reporting purposes and for income tax purposes. Where, based on the weight of all available evidence, it is more likely than not that some amount of the recorded deferred tax assets will not be realized, a valuation allowance is established for that amount that, in management’s judgment, is sufficient to reduce the deferred tax asset to an amount that is more likely than not to be realized.

Licensing rights

Licensing rights

During the first quarter of the fiscal year ended June 30, 2020, the Company purchased the license right procurement assets from LSBD for an amount of $976,308 in relation to the development and approval process for the Glucose Biosensor Technology in the Asia-Pacific (APAC) region. The Company recorded the license at the historical carrying value in the books of LSBD which was $nil and recorded the amount paid as a deemed dividend. The Company has agreed to pay royalties of sales & milestones payments as defined.

On September 12, 2019, the Company entered into an amended and restated license agreement for Saliva Biosensor Technology. On June 23, 2020, the Company entered into a license agreement with LSBD for the worldwide rights to SARS-CoV-2 application of the Saliva Glucose Biosensor.

In relation to these licenses, there is no set expiration date for the license. However, the exclusivity of the license granted under the license agreement runs until the expiration of the patent portfolio covered by the agreement which is currently until 2033. No royalties have been incurred through to March 31, 2023.

On March 31, 2021, the Company entered into an agreement with LSBD to provide the Company an option to acquire an exclusive license to use LSBD’s intellectual property in the Saliva Glucose Biosensor in North America (the “Option Agreement”). The Option Agreement had a term of two years ending March 31, 2023, and the exercise price for the option is $5,000,000. The fee of $500,000 incurred for the option was expensed in the period incurred. The option was not exercised and expired on March 31, 2023.

Licensing rights

During the first quarter of the fiscal year ended June 30, 2020, the Company purchased the license right procurement assets from LSBD for an amount of $976,308 in relation to the development and approval process for the Glucose Biosensor Technology. The Company recorded the license at the historical carrying value in the books of LSBD which was $nil and recorded the amount paid as a deemed dividend. The Company has agreed to pay royalties of sales & milestones payments as defined.

On September 12, 2019, the Company entered into an amended and restated license agreement for Saliva Biosensor Technology. On June 23, 2020, the Company entered into a license agreement with LSBD for the worldwide rights to SARS-CoV-2 application of the Saliva Glucose Biosensor.

In relation to these licenses, there is no set expiration date for the license. However, the exclusivity of the license granted under the license agreement runs until the expiration of the patent portfolio covered by the agreement which is currently until 2033. No royalties have been incurred through to June 30, 2022 (June 30, 2021: $nil).

On March 31, 2021, the Company entered into an agreement with LSBD to provide the Company an option to acquire an exclusive license to use LSBD’s intellectual property in the Saliva Glucose Biosensor in North America (the “Option Agreement”). The Option Agreement has a term of two years and the exercise price for the option is $5,000,000. The fee of $500,000 incurred for the option was expensed in the period incurred.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost comprises direct materials and, where applicable, other costs that have been incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. General market conditions, as well as the Company’s research activities, can cause certain of its products to become obsolete. The Company writes down excess and obsolete inventories based upon a regular analysis of inventory on hand compared to historical and projected demand. The determination of projected demand requires the use of estimates and assumptions related to projected sales for each product. These write downs can influence results from operations.

Trade, note and other receivables

Trade, note and other receivables

Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Company, and a failure to make contractual payments for a period of greater than 90 days past due.

Based upon the assessment of these factors, the Company recorded a bad debt provision write-back of $22,918 and a provision of $nil during the three and nine months ended March 31, 2023. No bad debt provision was recognized during the three and nine months ended March 31, 2022. Trade receivables are recognized net of bad debt provision.

Trade, note and other receivables

Trade, note and other receivables are recorded net of allowances for uncollectible accounts. The Company evaluates the collectability of its accounts receivable based on various factors including historical experience, the length of time the receivables are past due and the financial health of the customer. The Company reserves specific receivables if collectability is no longer reasonably assured. Based upon the assessment of these factors, the Company did not record an allowance for uncollectible accounts as of June 30, 2022, and 2021.

Property, Plant and Equipment (PPE) & Construction in Progress

Property, Plant and Equipment (PPE) & Construction in Progress (CIP)

In accordance with the ASC 360, Property, Plant, and Equipment, the Company’s PPE, except land, is stated at cost net of accumulated depreciation and impairment losses, if any. Land is stated at cost less any impairment losses. Costs incurred to acquire, construct, or install PPE, before the assets is ready for use, are capitalized in CIP at historical cost. The carrying amount of assets purchased or constructed out of the grant funds are presented net by deducting the grant proceeds received from the gross costs of the assets or CIP. CIP is not depreciated until such time when the asset is substantially completed and ready for its intended use. Expenditures for maintenance and repairs are charged to operations in the period in which the expense is incurred. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms:

●	Computers hardware and software – 3 years
●	Equipment, Furniture and fixtures – 2-4 years
●	Leasehold improvements – shorter of asset’s estimated useful life and the remaining term of the lease

The assets’ residual values, useful lives and methods of depreciation are reviewed periodically and adjusted prospectively, if appropriate. Equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising upon de-recognition of the asset (calculated as the difference between the net disposal proceeds, if any, and the carrying value of the asset) is included in gain or loss on sale of assets in the consolidated statements of operations in the period the asset is derecognized.

Property, Plant and Equipment (PPE) & Construction in Progress (CIP)

In accordance with the ASC 360, Property, Plant, and Equipment, the Company’s PPE, except land, is stated at cost net of accumulated depreciation and impairment losses, if any. Land is stated at cost less any impairment losses. Costs incurred to acquire, construct, or install PPE, before the assets is ready for use, are capitalized in CIP at historical cost. The carrying amount of assets purchased or constructed out of the grant funds are presented net by deducting the grant proceeds received from the gross costs of the assets or CIP. Construction in progress is not depreciated until such time when the asset is substantially completed and ready for its intended use.

Impairment of Long-lived Assets and Goodwill

Impairment of Long-lived Assets and Goodwill

Long-lived assets consist of property and equipment, right-of-use assets and other intangible assets. We assess impairment of assets groups, including intangible assets at least annually or more frequently if there are any indicators for impairment.

Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in a business combination. We perform an annual impairment test on goodwill in the fourth quarter of each fiscal year or when events occur or circumstances change that would, more likely than not, reduce the fair value of a reporting unit below its carrying value. We may first assess qualitative factors, such as general economic conditions, market capitalization, the Company’s outlook, market performance and forecasted financial performance to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If we determine it is more likely than not that the fair value of the reporting unit is greater than its carrying amount, an impairment test is not necessary. If an impairment test is necessary, we estimate the fair value of a related reporting unit. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is determined to be impaired, and we will record an impairment charge equal to the excess of the carrying value over the related fair value of the reporting unit. If we determine it is more likely than not that goodwill is not impaired, a quantitative test is not necessary.

During the three months ended March 31, 2023, the Company’s market capitalization significantly declined. Furthermore, as a result of macroeconomic factors and recurring cash burn of the reporting unit and continuous cash support from the parent entity, the Company tested the recoverability of its goodwill as of March 31, 2023. Utilizing the income approach, the Company performed a quantitative impairment test on goodwill using a discounted cash flow analysis, which determined the carrying value of our reporting unit exceeded its fair value. As a result, we recognized goodwill impairment of $4.1 million. Significant assumptions inherent in the valuation methodologies include, but are not limited to, prospective financial information, growth rates, terminal value and discount rate.

Intangible assets

Intangible assets

Intangible assets are considered long-lived assets and are recorded at cost, less accumulated amortization and impairment losses, if any. The intangible assets are amortized over their estimated useful lives, which do not exceed any contractual periods. Amortization is recorded on a straight-line basis over their estimated useful lives. Intangible assets acquired from a foreign operation are translated from the foreign entity’s functional currency to the presentational currency based on the exchange rate at the reporting date. The management plans to assess the recoverability of intangible assets through a detailed analysis of the asset’s useful life, market value, impairment indicators, and potential technological changes at the June 2023 year end.

During the three-month period ended March 31, 2023, in response to market and performance conditions, the Company tested the recoverability of its intangible assets. Utilizing the undiscounted cash flows, the Company performed a quantitative impairment test on amortizable intangible assets and concluded that the amortizable intangible assets were not impaired at March 31, 2023. Utilizing the discounted cash flows, the Company performed a quantitative impairment test on indefinite lived intangible assets and concluded that these intangible assets were not impaired at March 31, 2023.

Leases

Leases

The Company determines if an arrangement is a lease at its inception. Lease arrangements are comprised primarily of real estate for which the right-of-use (“ROU”) assets and the corresponding lease liabilities are presented separately on the consolidated balance sheet.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The lease term includes options to extend the lease when it is reasonably certain that the option will be exercised. Leases with a term of 12 months or less are not recorded on the consolidated balance sheet.

The Company uses its estimated incremental borrowing rate in determining the present value of lease payments considering the term of the lease, which is derived from information available at the lease commencement date, considering publicly available data for instruments with similar characteristics. The Company accounts for the lease and non-lease components as a single lease component.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets including defined lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable, the Company compares the carrying amount of an asset group to future undiscounted net cash flows, excluding interest costs, expected to be generated by the asset group and its ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. The Company did not recognize any impairments of long-lived assets including defined lived intangible assets during the three and nine months ended March 31, 2023 and 2022.

Net loss per share attributable to common shareholders

Net loss per share attributable to common shareholders (“EPS”)

The Company calculates earnings per share attributable to common shareholders in accordance with ASC 260, Earning Per Share. Basic net loss per share attributable to common shareholders is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is calculated by dividing net loss attributable to common shareholders by weighted average common shares outstanding during the period plus potentially dilutive common shares, such as share warrants.

Potentially dilutive common shares are calculated in accordance with the treasury share method, which assumes that proceeds from the exercise of all warrants are used to repurchase common share at market value. The number of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities.

As the Company has incurred net losses in all periods, certain potentially dilutive securities, including convertible preferred stock, warrants to acquire common stock, and convertible notes payable have been excluded in the computation of diluted loss per share as the effects are antidilutive.

Net loss per share attributable to common shareholders (“EPS”)

The Company calculates earnings per share attributable to common shareholders in accordance with ASC Topic 260, Earning Per Share. Basic net loss per share attributable to common shareholders is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is calculated by dividing net loss attributable to common shareholders by weighted average common shares outstanding during the period plus potentially dilutive common shares, such as share warrants.

Potentially dilutive common shares shall be calculated in accordance with the treasury share method, which assumes that proceeds from the exercise of all warrants are used to repurchase common share at market value. The number of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities.

As the Company has incurred net losses in all periods, certain potentially dilutive securities, including convertible preferred stock, warrants to acquire common stock, and convertible notes payable have been excluded in the computation of diluted loss per share as the effects are antidilutive.

Recently issued but not yet effective accounting pronouncements

Recently issued accounting pronouncements

As the Company is an emerging growth company, we have elected to defer the adoption of new accounting pronouncements until they would apply to private companies.

Adopted:

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-06, Debt – Debt with Conversion and Other Options (“ASU 2020-06”), which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt and will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that is within the scope of ASU 2020-06. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and treasury stock method will be no longer available. The Company adopted ASU 2020-06 as of July 1, 2022. Adoption did not have a material impact on the Company’s financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). This update requires all leases with a term greater than 12 months to be recognized on the balance sheet through a right-of-use asset and a lease liability and the disclosure of key information pertaining to leasing arrangements. This new guidance is effective for fiscal years beginning after December 15, 2021, and interim period within fiscal years beginning after December 15, 2022, as amended by ASU 2020-05 with early adoption permitted. The Company adopted the standard on July 1, 2022. There was no impact on adoption of ASU 2016-02 as the Company did not have any material leases as of July 1, 2022, and, therefore, application of transitional practical expedients provided by the ASU is not applicable. Topic 842 was applied to the lease assumed as part of the acquisition of IFP on October 4, 2022. See Note 10 for further information and disclosures relating to ASC 842.

Pending adoption:

In November 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2021-10, Government Assistance (“ASU 2021-10”). This update requires annual disclosures about transaction with a government that are accounted for by applying a grant or contribution accounting model by analogy. Required disclosures include (1) information about the nature of the transactions and the related accounting policy used to account for the transactions, (2) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item, and (3) significant terms and conditions of the transactions, including commitments and contingencies. ASU 2021-10 is applicable for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company is planning to complete the required ASU 2021-10 disclosures with the filing of its Annual Report on Form 10-K for the year ending on June 30, 2023. Based on the management’s assessment of ASU 2021-10, this standard is not expected to have a material impact on the Company’s financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognized contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The ASU is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The ASU is to be applied prospectively to business combinations occurring on or after the effective date of the amendment. The Company has not early adopted and continues to evaluate the impact of the provisions of ASU 2021-08 on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments – Credit Losses (“ASU 2016-13”). This update (a) significantly changes the impairment model for most financial assets that are measured at amortized cost and certain other instruments from an incurred loss model to an expected loss model which will be based on an estimate of current expected credit loss (“CECL”) (ASC 326-20); and (b) provides for recording credit losses on available-for-sale (“AFS”) debt securities through an allowance account (ASC 326-30). The standard also requires certain incremental disclosures. Subsequently, the FASB issued several ASUs to clarify, improve, or defer the adoption of ASU 2016-13. ASU 2016-13, as amended by ASU 2019-10, is applicable for Smaller Reporting Companies (“SRCs”) for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company has not early adopted the standard and continues to evaluate the impact.

Recently issued but not yet effective accounting pronouncements

As the Company is an emerging growth company, we have elected to defer the adoption of new accounting pronouncements until they would apply to private companies.

In November 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2021-10, Government Assistance (“ASU 2021-10”). This update requires annual disclosures about transaction with a government that are accounted for by applying a grant or contribution accounting model by analogy. Required disclosures include (1) information about the nature of the transactions and the related accounting policy used to account for the transactions, (2) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item, and (3) significant terms and conditions of the transactions, including commitments and contingencies. ASU 2021-10 is applicable for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company has not early adopted and continues to evaluate the impact of the provisions of ASU 2021-10 on its consolidated financial statement disclosures.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognized contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The ASU is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The ASU is to be applied prospectively to business combinations occurring on or after the effective date of the amendment. The Company has not early adopted and continues to evaluate the impact of the provisions of ASU 2021-08 on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (“ASU 2020-06”), which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt and will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that is within the scope of ASU 2020-06. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and treasury stock method will be no longer available. ASU 2020-06 is applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company has not early adopted and continues to evaluate the impact of the provisions of ASU 2020-06 on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects of the accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. This standard is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Company adopted ASU 2019-12 as of July 1, 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments – Credit Losses (“ASU 2016-13”). This update (i) significantly changes the impairment model for most financial assets that are measured at amortized cost and certain other instruments from an incurred loss model to an expected loss model which will be based on an estimate of current expected credit loss (“CECL”) (ASC 326-20); and (ii) provides for recording credit losses on available-for-sale (“AFS”) debt securities through an allowance account (ASC 326-30). The standard also requires certain incremental disclosures. Subsequently, the FASB issued several ASUs to clarify, improve, or defer the adoption of ASU 2016-13. ASU 2016-13, as amended by ASU 2019-10, is applicable for Smaller Reporting Companies (“SRCs”) for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company has not early adopted the standard and continues to evaluate the impact.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). This update requires all leases with a term greater than 12 months to be recognized on the balance sheet through a right-of-use asset and a lease liability and the disclosure of key information pertaining to leasing arrangements. This new guidance is effective for fiscal years beginning after December 15, 2021, and interim period within fiscal years beginning after December 15, 2022, as amended by ASU 2020-05 with early adoption permitted. The Company has not early adopted the standard and continues to evaluate the impact.

Concentration of credit risk

Concentration of credit risk

The Company places its cash and cash equivalents, which may at times be in excess of the Australia Financial Claims Scheme, Financial Services Compensation Scheme or the United States’ Federal Deposit Insurance Corporation insurance limits, with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution.

Concentration of credit risk

The Company places its cash and cash equivalents, which may at times be in excess of the Australia Financial Claims Scheme or the United States’ Federal Deposit Insurance Corporation insurance limits, with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution.

Fair value of financial instruments

Fair value of financial instruments

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-Quoted prices in active markets for identical assets or liabilities.

Level 2-Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying amounts of cash equivalents, prepaid and other assets, accounts payable and accrued liabilities are representative of their respective fair values because of the short-term nature of those instruments. The Company has elected to carry its convertible notes at fair value.

Fair value of financial instruments

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-Quoted prices in active markets for identical assets or liabilities.

Level 2-Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying amounts of cash equivalents, prepaid and other assets, accounts payable and accrued liabilities are representative of their respective fair values because of the short-term nature of those instruments.

Fair value option (“FVO”) for convertible notes

Fair value option (“FVO”) for convertible notes

The Company elected the FVO for recognition of its convertible notes payable upon issuance as permitted under ASC 825, Financial Instruments. Under the FVO, the Company recognizes the convertible notes payable at fair value with changes in fair value recognized in earnings. The FVO may be applied instrument by instrument, but it is irrevocable. As a result of applying the FVO, direct costs and fees related to the convertible notes are recognized in selling, general and administrative expense in the condensed consolidated statements of operations as incurred and not deferred. Changes in accrued interest for the notes are included in the change in fair value of convertible notes. Changes in fair value of the convertible notes are recognized as part of interest expense in the condensed consolidated statements of operations.

Deferred grant income

Deferred grant income

On June 30, 2021, the Company executed a definitive grant agreement with the Australian Government to assist with building a manufacturing facility. The grant has a total value of up to $4.7 million upon the achievement of certain milestones. Proceeds from the grant will be used primarily to reimburse the Company for costs incurred in the construction of the manufacturing facility.

Accounting for the grant does not fall under ASC 606, Revenue from Contracts with Customers, as the Australian Government will not benefit directly from our manufacturing facility. As there is no authoritative guidance under U.S. GAAP on accounting for grants to for-profit business entities, we applied International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance by analogy when accounting for the Australian Government grant to the Company.

The Australian Government grant proceeds, which will be used to reimburse construction costs incurred, meet the definition of grants related to assets as the primary purpose for the payments is to fund the construction of a capital asset. Under IAS 20, government grants related to assets are presented in the statement of financial position either by setting up the grant as deferred income that is recognized in the statement of operation on a systematic basis over the useful life of the asset or by deducting the grant in arriving at the carrying amount of the asset. Either of these two methods of presentation of grants related to assets in financial statements are regarded as acceptable alternatives under IAS 20. The Company has elected to record the grants received initially as deferred income and deducting the grant proceeds received from the gross costs of the assets or CIP and deferred grant income liability.

Under IAS 20, government grants are initially recognized when there is reasonable assurance the conditions of the grant will be met and the grant will be received. As of June 30, 2021, management concluded that there was reasonable assurance the grant conditions will be met and all milestone payment received. The total grant value of $4.7 million was recognized as both a grant receivable and deferred grant income on the grant effective date. The grant receivable was reduced by $2.1 million for payments received during the twelve months ended June 30, 2022 (no payments were received during the three months ended June 30, 2022) and $2.6 million remains in grant receivable on the Condensed Consolidated Balance Sheets.

After initial recognition, under IAS 20, government grants are recognized in earnings on a systematic basis in a manner that mirrors the manner in which the Company recognizes the underlying costs for which the grant is intended to compensate. Further, IAS 20 permits for recognition in earnings either separately under a general heading such as other income, or as a reduction of the cost of the asset. The Company has elected to recognize government grant income separately within other income for operating expenditures. Similarly, for capital expenditures, the carrying amount of assets purchased or constructed out of the grant funds are presented net by deducting the grant proceeds received from the gross costs of the assets or CIP and deferred grant income liability. A total of $51,258 deferred grant income was recognized within other income during the current period.

Development and regulatory approval costs

Development and regulatory approval costs

Expenditures relating to R&D are expensed as incurred and recorded in development and regulatory approval in the Consolidated Statements of Operations and Other Comprehensive Loss. R&D expenses include external expenses incurred under arrangements with third parties; salaries and personnel-related costs; license fees to acquire in-process technology and other expenses. The Company recognizes the benefit of refundable R&D tax refunds as a R&D tax refund income when there is reasonable assurance that the amount claimed will be recovered (refer to the R&D tax refund discussion below).

Intellectual property acquired for a particular research and development project and that have no alternative future uses (in other research and development projects or otherwise) are expensed in research and development costs at the time the costs are incurred.

In certain circumstances, the Company may be required to make advance payments to vendors for goods or services that will be received in the future for use in R&D activities. In such circumstances, the non-refundable advance payments are deferred and capitalized, even when there is no alternative future use for the R&D, until the related goods or services are provided. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

R&D tax refund

R&D tax refund

The Company measures the R&D grant income and receivable by considering the time spent by employees on eligible R&D activities and R&D costs incurred to external service providers. The R&D tax refund receivable is recognized as the Company believes that it is probable that the amount will be recovered in full through a future claim. A total of $385,888 and $1,850,175 of R&D tax refund income is recognized in other income during the years end June 30, 2022, and 2021, respectively.